Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans originated and retained by the Company (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,136,552,806	$ 723,468,332	¥ 3,916,872,379
Allowance for credit losses	(188,719,449)	(26,580,579)	(106,479,154)	$ (14,997,275)	¥ (55,335,741)	¥ (102,555,784)
Loans receivable, net	4,947,833,357	696,887,753	3,810,393,225
Xiaoying Credit Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,136,542,858	723,466,931	3,856,622,443
Allowance for credit losses	(188,718,875)	(26,580,498)	(103,630,827)	(14,596,097)	(54,725,057)	(70,615,780)
Loans receivable, net	4,947,823,983	696,886,433	3,752,991,616
Xiaoying Revolving Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross			60,249,936
Allowance for credit losses		0	(2,848,327)	0	¥ (610,684)	¥ (31,940,004)
Loans receivable, net			57,401,609
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,948	1,401	60,249,936
Allowance for credit losses	(574)	(81)	¥ (2,848,327)	$ (401,178)
Loans receivable, net	¥ 9,374	$ 1,320